Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	VST
Entity Registrant Name	Vistra Energy Corp
Entity Central Index Key	0001692819
Entity Filer Category	Non-accelerated Filer